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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 10.5%
3,163,100		Comcast Corp. – Class A	$66,108,790	2.1
897,771	@	DIRECTV	37,930,825	1.2
2,165,600		International Game Technology	31,466,168	1.0
366,612	@	Liberty Media Corp. - Liberty Starz	23,301,859	0.7
1,597,932		Macy’s, Inc.	42,057,570	1.3
485,000		McDonald’s Corp.	42,592,700	1.4
2,239,200	L	Regal Entertainment Group	26,288,208	0.8
773,700		Starbucks Corp.	28,851,273	0.9
1,180,100		Wyndham Worldwide Corp.	33,644,651	1.1
			332,242,044	10.5
		Consumer Staples: 12.5%
2,699,500		Altria Group, Inc.	72,373,595	2.3
355,300		Coca-Cola Co.	24,004,068	0.8
1,426,500		Coca-Cola Enterprises, Inc.	35,491,320	1.1
1,076,000		General Mills, Inc.	41,393,720	1.3
412,700		Lorillard, Inc.	45,685,890	1.4
1,532,492		Procter & Gamble Co.	96,822,844	3.1
378,200	@	Ralcorp Holdings, Inc.	29,011,722	0.9
943,300		Wal-Mart Stores, Inc.	48,957,270	1.6
			393,740,429	12.5
		Energy: 11.9%
1,119,700		Arch Coal, Inc.	16,325,226	0.5
495,200	@	Cameron International Corp.	20,570,608	0.7
2,085,215		ExxonMobil Corp.	151,449,166	4.8
805,600		Halliburton Co.	24,586,912	0.8
511,215		National Oilwell Varco, Inc.	26,184,432	0.8
645,800		Range Resources Corp.	37,753,468	1.2
988,600		Royal Dutch Shell PLC - Class A ADR	60,818,672	1.9
617,500		Schlumberger Ltd.	36,883,275	1.2
			374,571,759	11.9
		Financials: 12.9%
1,586,973	L	Blackstone Group LP	19,011,937	0.6
1,629,870		Citigroup, Inc.	41,757,269	1.3
3,549,600		Fifth Third Bancorp.	35,850,960	1.1
2,260,360		JPMorgan Chase & Co.	68,082,043	2.1
847,000		Prudential Financial, Inc.	39,690,420	1.3
459,385		Reinsurance Group of America, Inc.	21,108,741	0.7
788,600		Travelers Cos., Inc.	38,428,478	1.2
1,992,100		US Bancorp.	46,894,034	1.5
2,721,200		Wells Fargo & Co.	65,635,344	2.1
1,689,600		XL Group PLC	31,764,480	1.0
			408,223,706	12.9
		Health Care: 12.1%
846,800		Abbott Laboratories	43,305,352	1.4
1,011,100		Cardinal Health, Inc.	42,344,868	1.3
690,577		Covidien PLC	30,454,446	1.0
827,300	@	Express Scripts, Inc.	30,668,011	1.0
1,573,000		Johnson & Johnson	100,215,830	3.2
1,366,500	@	Mylan Laboratories	23,230,500	0.7
2,826,917		Pfizer, Inc.	49,979,892	1.6
690,500		St. Jude Medical, Inc.	24,989,195	0.8
940,862		Teva Pharmaceutical Industries Ltd. ADR	35,018,884	1.1
			380,206,978	12.1
		Industrials: 8.8%
798,400		Boeing Co.	48,311,184	1.5
628,200		Cooper Industries PLC	28,972,584	0.9
667,800		Dover Corp.	31,119,480	1.0
430,000		Fluor Corp.	20,016,500	0.6
654,400		General Dynamics Corp.	37,228,816	1.2
1,037,800		General Electric Co.	15,816,072	0.5
284,530	@	TransDigm Group, Inc.	23,237,565	0.7
674,000		Trinity Industries, Inc.	14,430,340	0.5
554,780		Union Pacific Corp.	45,308,882	1.4
365,459	@	WABCO Holdings, Inc.	13,836,278	0.5
			278,277,701	8.8
		Information Technology: 19.2%
1,575,100	@	Adobe Systems, Inc.	38,070,167	1.2
417,207	@	Apple, Inc.	159,030,964	5.0
198,900	@	Google, Inc. - Class A	102,310,182	3.2
4,341,300		Intel Corp.	92,599,929	2.9
1,751,500		Jabil Circuit, Inc.	31,159,185	1.0
2,065,200		Marvell Technology Group Ltd.	30,007,356	1.0
2,144,100		Oracle Corp.	61,621,434	2.0
1,893,817		Qualcomm, Inc.	92,096,321	2.9
			606,895,538	19.2
		Materials: 3.2%
568,900		Allegheny Technologies, Inc.	21,043,611	0.7
1,003,100		EI Du Pont de Nemours & Co.	40,093,907	1.3
651,700		Monsanto Co.	39,128,068	1.2
			100,265,586	3.2
		Telecommunications: 3.7%
2,392,700		AT&T, Inc.	68,239,804	2.2
1,464,900		CenturyTel, Inc.	48,517,488	1.5
			116,757,292	3.7
		Utilities: 3.8%
945,100		DTE Energy Co.	46,328,802	1.5
1,120,400		Exelon Corp.	47,740,244	1.5
1,822,100		NV Energy, Inc.	26,803,091	0.8
			120,872,137	3.8
		Total Common Stock
		(Cost $3,165,480,929)	3,112,053,170	98.6

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
$10,000,000	X	Southern Energy Escrow Shares	$—	—
		Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares	—	—
		Total Corporate Bonds/Notes
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $3,165,480,929)	3,112,053,170	98.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(cc): 0.5%
17,099,150		BNY Mellon Overnight Government Fund(1)	17,099,150	0.5
822,936	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	658,349	0.0
		Total Securities Lending Collateral
		(Cost $17,922,086)	17,757,499	0.5
		Mutual Funds: 1.4%
44,089,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $44,089,000)	44,089,000	1.4
		Total Short-Term Investments
		(Cost $62,011,086)	61,846,499	1.9
		Total Investments in Securities (Cost $3,227,492,015)*	$3,173,899,669	100.5
		Liabilities in Excess of Other Assets	(16,398,961)	(0.5)
		Net Assets	$3,157,500,708	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

		Cost for federal income tax purposes is $3,271,240,044.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$276,714,230
		Gross Unrealized Depreciation	(374,054,605)
		Net Unrealized depreciation	$(97,340,375)

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$3,112,053,170	$—	$—	$3,112,053,170
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	61,188,150	—	658,349	61,846,499
Total Investments, at value	$3,173,241,320	$—	$658,349	$3,173,899,669

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349
Total Investments, at value	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011